Investment Strategy	Feb. 25, 2026
T. Rowe Price Active Core U.S. Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, such as common stock. The fund relies on MSCI Inc., a third part provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund uses an integrated investing style that combines quantitative models and fundamental analysis from the adviser’s research platform. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Investments are selected based on an analysis of multiple factors, such as, company valuation, profitability, financial stability, earnings quality, management’s capital allocation decisions, and indicators of near-term appreciation potential. The majority of the fund’s investments will consist of securities that are constituents of the Russell 1000 Index (Index), but the fund may also include investments that are not Index constituents or may exclude certain Index constituents. The Index is a U.S. stock index of 1,000 large-cap companies. The fund uses quantitative models and algorithms (an optimizer) to maintain a portfolio with sector, industry, volatility, and certain other characteristics similar to the Index. The fund will modestly overweight or underweight securities relative to the Index based on the integrated investing approach. The fund targets a tracking error relative to the Index that is higher than most passively managed strategies and lower than most actively managed strategies. The fund seeks to provide excess returns relative to the Index.

The fund may purchase the stocks of companies of any size, but typically focuses on large-cap companies. The fund will have investment exposure at times to both growth and value stocks.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, such as common stock.
T. Rowe Price Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund’s overall goal is to combine a long equity strategy with a derivatives hedging strategy that reduces portfolio volatility and provides protection during equity market downturns.

As part of the long equity strategy, the majority of the fund invests in T. Rowe Price and third-party exchange-traded funds and particularly in the T. Rowe Price U.S. Equity Research ETF (TSPA). TSPA attempts to create a portfolio with similar characteristics to the S&P 500 Stock Index (Index) with the potential to provide excess returns relative to the Index.

The fund may purchase the stocks of companies of any size and invest in any type of equity security, but typically focuses on common stocks of large-cap U.S. companies. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles.

Sector allocations are largely the result of the fund’s focus on bottom-up stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund uses a derivatives hedging strategy designed to mitigate tail risk (i.e., the threat of significant losses during an equity market drawdown) and provide strong risk-adjusted returns with lower volatility than the overall equity markets. The positioning within the derivatives overlay will vary based on overall market conditions, the level of current and expected risk, and/or the severity of a current or expected equity market drawdown. The fund may use a variety of derivatives, such as futures, forwards , options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses equity options, index futures, and interest rate futures to mitigate tail risk and/or dampen the fund’s overall volatility.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities.
T. Rowe Price Small-Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in assets issued by small- or mid-cap companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines small- and mid-cap companies as companies whose market capitalization falls below the maximum market capitalization in the Russell Midcap® Index, MSCI USA Mid Cap Index, or MSCI World Mid Cap Index (after systematically removing any companies that cannot reasonably be considered a small- or mid-cap company from the high end of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the small- and mid-cap equity markets. As of December 31, 2025, the largest market capitalization represented across these indexes (after removing any outlier companies) was $98 billion.

The fund invests primarily in U.S. equity securities. The fund may select stocks with either growth or value characteristics, subject to overall risk controls and desired portfolio characteristics.

The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles. The fund’s adviser analyzes various metrics, such as returns on equity, capital expenditure, projected growth rates, and price-to-earnings, price-to-cash flows, and price-to-book ratios. Stocks are also evaluated on relative valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential when compared with other stocks within the relevant investing universe.

Sector allocations are largely the result of the fund’s focus on stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in assets issued by small- or mid-cap companies.